                                                 -------------------------------
                       UNITED STATES                        OMB APPROVAL
                                                 -------------------------------
            SECURITIES AND EXCHANGE COMMISSION   OMB Number:           3235-0006
                  Washington, D.C. 20549         Expires:      February 28, 1997
                                                 Estimated average burden
                                                 Hours per response        24.60
                                                 -------------------------------
                         FORM 13F
                                                 -------------------------------
                                                          SEC USE ONLY
                                                 -------------------------------

                                                 -------------------------------

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

           Report for the Calendar Year or Quarter Ended June 30, 2002
                                                         -------------

-----------------------------------------------------------------------------------------------------------------------
                        (Please read instructions before preparing form.)
-----------------------------------------------------------------------------------------------------------------------

If amended report check here: [_]

     Michael B. Elefante
-----------------------------------------------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes                      60 State Street              Boston,             MA               02109
-----------------------------------------------------------------------------------------------------------------------
Business Address                            (Street)                     (City)              (State)          (Zip)

     (617) 227-7940
-----------------------------------------------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

-----------------------------------------------   ATTENTION   ---------------------------------------------------------

 Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

-----------------------------------------------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and
              schedules are considered integral parts of this Form
          and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct
                                       and
                        complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14/th/
                               day of August, 2002.

                                     Michael B. Elefante
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     ___________________________________________
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                            13F File No.:           Name:                           13F File No.:
1.   Timothy F. Fidgeon (17)*                28-06169                6.
----------------------------------------     ------------------      ----------------------------      ----------------
2.   Fiduciary Trust Co.                     28-471                  7.
----------------------------------------     ------------------      ----------------------------      ----------------
3.   Gannett, Welsh & Kotler                 28-4145                 8.
----------------------------------------     ------------------      ----------------------------      ----------------
4.   Roy A. Hammer (14)*                     28-5798                 9.
----------------------------------------     ------------------      ----------------------------      ----------------
5.   State Street Boston Corp.               28-399                  10.
----------------------------------------     ------------------      ----------------------------      ----------------

* Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1
AS OF: JUNE 30, 2002         FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

       ITEM 1:             ITEM 2:        ITEM 3:     ITEM 4:      ITEM 5:      ITEM 6:     ITEM 7:          ITEM 8:
   NAME OF ISSUER      TITLE OF CLASS      CUSIP    FAIR MARKET   SHARES OR   INVESTMENT   MANAGERS      VOTING AUTHORITY
                                          NUMBER       VALUE      PRINCIPAL   DISCRETION               (A)     (B)      (C)
                                                                    AMOUNT     (A)(B)(C)              SOLE   SHARED    NONE
AES CORP                COMMON STOCK    00130H105        173440       32000           xx                       32000

AMGEN INC               COMMON STOCK    031162100        317241        7575           xx                        7575

ANALOG DEVICES,         COMMON STOCK    032654105        643748       21675           xx                       21675
INC.

AUTOMATIC DATA          COMMON STOCK    053015103        346223        7950           xx                        7950
PROCESSING

AVERY DENNISON          COMMON STOCK    053611109        561613        8950           xx                        8950
CORP

BP PLC ADR              COMMON STOCK    055622104       1162886       23032           xx                       23032

BERKSHIRE               CLASS B         084670207        408822         183           xx                         183
HATHAWAY INC

BRISTOL-MYERS           COMMON STOCK    110122108        431503       16790           xx                       16790
SQUIBB CO

CALPINE CORP            COMMON STOCK    131347106        136382       19400           xx                       19400

CANADIAN                COMMON STOCK    136375102        203315        3925           xx                        3925
NATIONAL RAILWAY
CO

CAPITOL ONE FINL        COMMON STOCK    14040H105        369353        6050           xx                        6050
COP

CARDINAL HEALTH         COMMON STOCK    14149Y108        224147        3650           xx                        3650
CARE INC

CEDAR FAIR L P          COMMON STOCK    150185106        225720        9500           xx                        9500

CISCO SYS INC           COMMON STOCK    17275R102        170985       12257           xx                       12257

                                                                         PAGE: 2
AS OF: JUNE 30, 2002        FORM 13F     SEC FILE # MICHAEL B. ELEFANTE\28-06281

        ITEM 1:             ITEM 2:        ITEM 3:     ITEM 4:      ITEM 5:      ITEM 6:     ITEM 7:          ITEM 8:
   NAME OF ISSUER      TITLE OF CLASS      CUSIP    FAIR MARKET   SHARES OR   INVESTMENT   MANAGERS      VOTING AUTHORITY
                                          NUMBER       VALUE      PRINCIPAL   DISCRETION               (A)     (B)      (C)
                                                                    AMOUNT     (A)(B)(C)              SOLE   SHARED    NONE
CITIGROUP INC           COMMON STOCK    172967101        247341        6383           xx                        6383

COGNEX                  COMMON STOCK    192422103        343858       17150           xx                       17150

CONEXANT                COMMON STOCK    207142100         31017       19146           xx                       19146
SYSTEMS INC

DEVRY INC               COMMON STOCK    251893103        326612       14300           xx                       14300

DOW JONES & CO          COMMON STOCK    260561105       8860197      182873           xx                      182873
INC

DOW JONES & CO          CLASS B         260561204       8565282      176786           xx                      176786
INC                     (RESTRICTED)

E I DU PONT DE          COMMON STOCK    263534109        417360        9400           xx                        9400
NEMOURS & CO

EMC CORP                COMMON STOCK    268648102        237297       31430           xx                       31430

EMERSON ELECTRIC        COMMON STOCK    291011104        450822        8425           xx                        8425
CO

EXTENDED STAY           COMMON STOCK    30224P101        220592       13600           xx                       13600
AMERICA INC

EXXON MOBIL CORP        COMMON STOCK    30231G102       1301184       25200           xx                       25200

FLEETBOSTON             COMMON STOCK    339030108        304090        9400           xx                        9400
FINANCIAL CORP

FUEL CELL ENERGY        COMMON STOCK    35952H106        258279       25100           xx                       25100
INC

GENERAL ELECTRIC        COMMON STOCK    369604103       1712759       58959           xx                       58959
CO

                                                                         PAGE: 3
AS OF: JUNE 30, 2002         FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

       ITEM 1:             ITEM 2:        ITEM 3:     ITEM 4:      ITEM 5:      ITEM 6:     ITEM 7:          ITEM 8:
   NAME OF ISSUER      TITLE OF CLASS      CUSIP    FAIR MARKET   SHARES OR   INVESTMENT   MANAGERS      VOTING AUTHORITY
                                          NUMBER       VALUE      PRINCIPAL   DISCRETION               (A)     (B)      (C)
                                                                    AMOUNT     (A)(B)(C)              SOLE   SHARED    NONE
GENERAL MILLS           COMMON STOCK    370334104        358150        8125           xx                        8125
INC.

GOLDEN WEST FINL        COMMON STOCK    381317106        209779        3050           xx                        3050
CORP. DEL

HELMERICH &             COMMON STOCK    423452101        260756        7300           xx                        7300
PAYNE INC

IGEN                    COMMON STOCK    449536101        315788       10025           xx                       10025
INTERNATIONAL INC

IGATE CORP              COMMON STOCK    45169U105         93786       20300           xx                       20300

INSIGHT                 COMMON STOCK    45768V108        158355       13500           xx                       13500
COMMUNICATIONS
CLA

INTEL                   COMMON STOCK    458140100       1072741       58716           xx                       58716
CORPORATION

JEFFERSON-PILOT         COMMON STOCK    475070108        972242       20686           xx                       20686
CORP

JOHNSON &               COMMON STOCK    478160104       1591840       30460           xx                       30460
JOHNSON

KOPIN CORP              COMMON STOCK    500600101        256080       38800           xx                       38800

LOWES COMPANIES         COMMON STOCK    548661107        240620        5300           xx                        5300
INC

MBIA INC                COMMON STOCK    55262C100        217641        3850           xx                        3850

MERCK & CO INC          COMMON STOCK    589331107       1258404       24850           xx                       24850

                                                                         PAGE: 4
AS OF: JUNE 30, 2002      FORM 13F       SEC FILE # MICHAEL B. ELEFANTE\28-06281

       ITEM 1:             ITEM 2:        ITEM 3:     ITEM 4:      ITEM 5:      ITEM 6:     ITEM 7:          ITEM 8:
   NAME OF ISSUER      TITLE OF CLASS      CUSIP    FAIR MARKET   SHARES OR   INVESTMENT   MANAGERS      VOTING AUTHORITY
                                          NUMBER       VALUE      PRINCIPAL   DISCRETION               (A)     (B)      (C)
                                                                    AMOUNT     (A)(B)(C)              SOLE   SHARED    NONE
MICROSOFT CORP          COMMON STOCK    594918104        609905       11150           xx                       11150

NCO GROUP INC           COMMON STOCK    628858102        224334       10300           xx                       10300

ORACLE CORP             COMMON STOCK    68389X105        229174       24200           xx                       24200

PEPSICO INC             COMMON STOCK    713448108        530200       11000           xx                       11000

PFIZER INC              COMMON STOCK    717081103        505750       14450           xx                       14450

PROCTER & GAMBLE        COMMON STOCK    742718109        482220        5400           xx                        5400
CO

QUESTAR CORP            COMMON STOCK    748356102        216125        8750           xx                        8750

RELIANT ENERGY          COMMON STOCK    75952J108        184210       10900           xx                       10900
INC

ROCKWELL INT'L          COMMON STOCK    773903109        213786       10700           xx                       10700
CORP (NEW)

ROCKWELL COLLINS        COMMON STOCK    774341101        331782       12100           xx                       12100
INC

STANDARD PACIFIC        COMMON STOCK    85375C101        305196        8700           xx                        8700
CORP

STAPLES INC             COMMON STOCK    855030102        230490       11700           xx                       11700

UNIVERSAL FOREST        COMMON STOCK    913543104        248252       10600           xx                       10600
PRODUCTS

WYETH                   COMMON STOCK    983024100        414720        8100           xx                        8100

                                                                         PAGE: 5
AS OF: JUNE 30, 2002         FORM 13F    SEC FILE # MICHAEL B. ELEFANTE\28-06281

       ITEM 1:             ITEM 2:        ITEM 3:     ITEM 4:      ITEM 5:      ITEM 6:     ITEM 7:          ITEM 8:
   NAME OF ISSUER      TITLE OF CLASS      CUSIP    FAIR MARKET   SHARES OR   INVESTMENT   MANAGERS      VOTING AUTHORITY
                                          NUMBER       VALUE      PRINCIPAL   DISCRETION               (A)     (B)      (C)
                                                                    AMOUNT     (A)(B)(C)              SOLE   SHARED    NONE
PAN AMERICAN            CLASS A         P74823108        157463       11050           xx                       11050
BEVERAGES INC

AGGREGATE TOTAL:                                     40,271,857